Portfolio of investments—May 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 27.54%
FHLMC	2.00%	4-1-2052	$8,254,399	$6,627,348
FHLMC	4.00	11-1-2053	2,583,274	2,420,485
FHLMC	5.00	3-1-2040	1,312,878	1,320,484
FHLMC	5.00	1-1-2055	2,673,824	2,633,372
FHLMC	5.00	2-1-2056	3,978,158	3,915,765
FHLMC	5.00	5-1-2056	1,811,913	1,783,496
FHLMC	5.50	11-1-2054	702,784	706,301
FHLMC	5.50	6-1-2055	1,720,873	1,729,565
FHLMC	5.50	9-1-2055	865,190	869,516
FHLMC	5.50	11-1-2055	2,324,651	2,336,273
FHLMC	6.00	12-1-2055	1,188,620	1,214,425
FHLMC	6.50	7-1-2055	1,123,349	1,171,438
FHLMC	6.50	9-1-2055	352,704	366,504
FNMA	2.00	8-1-2051	844,731	680,682
FNMA	2.00	12-1-2051	3,939,256	3,166,350
FNMA	2.00	1-1-2052	838,965	674,514
FNMA%%	2.00	6-11-2056	1,040,000	831,674
FNMA	2.50	2-1-2051	6,829,964	5,749,858
FNMA	2.50	3-1-2052	1,911,757	1,609,519
FNMA	2.50	4-1-2052	1,082,828	929,640
FNMA	2.50	6-1-2052	436,748	366,318
FNMA	3.00	11-1-2051	7,026,593	6,140,155
FNMA	3.50	8-1-2052	395,887	361,036
FNMA	3.50	9-1-2052	3,031,483	2,759,836
FNMA	4.00	9-1-2052	228,109	214,607
FNMA	4.00	11-1-2054	1,563,104	1,464,282
FNMA	4.50	5-1-2053	2,330,766	2,246,254
FNMA	4.50	7-1-2055	657,497	631,512
FNMA	5.00	6-1-2055	1,705,933	1,679,421
FNMA	5.50	12-1-2054	590,753	593,707
FNMA	5.50	1-1-2055	1,039,428	1,044,625
FNMA	5.50	3-1-2055	3,993,965	4,013,933
FNMA%%	5.50	6-11-2056	2,820,000	2,832,446
FNMA%%	5.50	7-13-2056	1,465,000	1,469,234
FNMA	6.00	8-1-2054	180,148	184,708
FNMA	6.00	5-1-2055	2,267,622	2,316,854
FNMA	6.00	6-1-2055	1,735,521	1,773,200
FNMA	6.00	7-1-2055	734,018	754,371
FNMA	6.00	11-1-2055	2,174,107	2,221,309
FNMA	6.50	11-1-2054	1,185,497	1,231,882
FNMA	6.50	9-1-2055	372,345	386,913
FNMA%%	6.50	6-11-2056	780,000	810,752
GNMA	2.00	2-20-2052	764,317	627,214
GNMA	2.50	4-20-2051	385,796	330,368
GNMA	2.50	8-20-2051	1,435,416	1,228,745
GNMA	2.50	9-20-2051	2,777,515	2,378,423
GNMA	2.50	1-20-2052	1,851,122	1,584,975
GNMA	3.00	8-20-2051	1,525,653	1,357,401
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 1

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA	3.00%	12-20-2051	$242,338	$215,611
GNMA	3.00	3-20-2052	713,866	635,121
GNMA%%	3.50	6-23-2055	2,745,000	2,472,493
GNMA	4.50	11-20-2054	118,653	114,246
GNMA	4.50	2-20-2055	1,088,437	1,048,015
GNMA	4.50	4-20-2055	1,355,109	1,304,782
GNMA%%	5.00	6-22-2056	12,145,000	11,992,199
GNMA	5.50	8-20-2054	731,553	737,900
GNMA	5.50	9-20-2054	1,194,458	1,205,348
GNMA	5.50	12-20-2054	3,154,457	3,179,234
GNMA	5.50	1-20-2055	887,518	894,676
GNMA	5.50	10-20-2055	2,423,752	2,441,247
GNMA%%	5.50	6-22-2056	2,410,000	2,424,863
GNMA	6.00	8-20-2054	775,652	794,286
GNMA	6.00	9-20-2054	778,735	795,857
GNMA	6.00	7-20-2055	864,606	881,521
GNMA	6.00	5-20-2056	1,625,000	1,658,054
Total agency securities (Cost $116,296,919)				116,537,143
Asset-backed securities: 8.44%
Aligned Data Centers Issuer LLC Series 2021-1A Class B144A	2.48	8-15-2046	160,000	158,983
Angel Oak Mortgage Trust Series 2025-HB2 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.21	12-25-2055	1,428,026	1,433,504
Aqua Finance Issuer Trust Series 2026-A Class A144A	4.76	4-17-2051	249,598	247,586
Avant Loans Funding Trust Series 2024-REV1 Class B144A	6.17	10-15-2033	1,000,000	1,000,605
Barings Equipment Finance LLC Series 2025-A Class A2144A	4.64	10-13-2028	622,184	624,641
BHG Owner Loan Trust Series 2026-1CON Class B144A♦	5.87	7-17-2037	1,500,000	1,499,665
Cajun Global LLC Series 2025-2A Class A2144A	5.91	11-20-2055	1,515,000	1,497,562
Camber Credit Auto Trust Series 2026-1A Class A144A	5.63	12-15-2031	728,499	725,154
CenterSquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	1,000,000	973,484
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	275,801	277,339
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	1,515,000	1,551,407
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	260,000	256,180
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	625,388	633,175
FIGRE Trust Series 2025-HE1 Class C144A±±	6.03	1-25-2055	721,657	727,234
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	103,425	105,472
Flexential Issuer LLC Series 2025-1A Class A2144A	6.03	10-25-2060	1,825,000	1,820,167
FS Rialto Issuer LLC Series 2026-FL11 Class AS (U.S. SOFR 1 Month+1.65%)144A±	5.26	1-19-2044	770,000	769,970
Gracie Point International Funding LLC Series 2025-1A Class C (30 Day Average U.S. SOFR+2.75%)144A±	6.40	8-15-2028	335,000	335,236
GS REFT Issuer Ltd. Series 2026-FL1 Class A (U.S. SOFR 1 Month+1.50%)144A±	5.11	4-19-2043	850,000	852,296
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	215,000	221,689
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	1,248,509	1,245,137
INCREF LLC Series 2026-FL2 Class B (U.S. SOFR 1 Month+1.95%)144A±%%	5.62	12-19-2043	540,000	540,000
See accompanying notes to portfolio of investments
2 | Allspring Core Plus ETF

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Jack in the Box Funding LLC Series 2019-1A Class A23144A	4.97%	8-25-2049	$189,500	$176,207
JBHP ABS I LLC	5.39	12-15-2041	600,000	594,303
Jersey Mike’s Funding LLC Series 2024-1A Class A2144A	5.64	2-15-2055	987,500	997,605
Lafayette Federal Credit Union Asset Trust Series 2026-HI1A Class A2144A	5.38	1-25-2046	195,968	194,730
LCM 34 Ltd. Series 34A Class BR (U.S. SOFR 3 Month+1.70%)144A±	5.38	10-20-2034	1,275,000	1,277,258
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	6.54	10-16-2036	100,000	98,032
NMABS Issuer I LLC Series 2025-1A Class B144A	5.33	11-22-2055	838,950	816,010
NMEF Funding LLC Series 2025-A Class B144A	5.18	7-15-2032	500,000	502,271
NMEF Funding LLC Series 2026-A Class C144A	4.71	2-15-2034	130,000	129,118
OneMain Direct Auto Receivables Trust Series 2025-1A Class A144A	5.36	4-16-2035	1,000,000	1,021,374
Pagaya AI Debt Grantor Trust Series 2025-7 Class B144A	5.06	5-15-2033	1,519,729	1,515,658
RCKT Mortgage Trust Series 2025-CES1 Class A1A144A±±	5.65	1-25-2045	640,910	644,022
Sabey Data Center Issuer LLC Series 2022-1 Class A2144A	5.00	6-20-2047	1,000,000	975,491
Sabey Data Center Issuer LLC Series 2026-1 Class A2144A	5.48	1-20-2051	860,000	845,449
Saluda Grade Alternative Mortgage Trust Series 2023-FIG4 Class B144A±±	7.12	11-25-2053	134,908	138,036
Service Experts Issuer LLC Series 2025-1A Class A144A	5.38	1-20-2037	1,380,993	1,374,165
ServiceMaster Funding LLC Series 2020-1 Class A2I144A	2.84	1-30-2051	168,833	161,153
ServiceMaster Funding LLC Series 2021-1 Class A2II144A	3.11	7-30-2051	624,683	536,550
Sotheby’s ArtFi Master Trust Series 2026-1A Class B144A	4.90	6-20-2033	155,000	154,279
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	408,775	400,859
Switch ABS Issuer LLC Series 2024-1A Class A2144A	6.28	3-25-2054	200,000	201,319
Switch ABS Issuer LLC Series 2025-2A Class A22144A	5.37	10-25-2055	1,405,000	1,376,493
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	220,000	221,033
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	990,000	1,000,988
Vital Care Issuer LLC Series 2025-1A Class A2144A	6.74	1-30-2056	144,637	144,969
Wingstop Funding LLC Series 2024-1A Class A2144A	5.86	12-5-2054	1,985,000	2,004,463
Zayo Issuer LLC Series 2025-3A Class A2144A	5.57	10-20-2055	700,000	689,088
Total asset-backed securities (Cost $35,775,480)				35,687,409
Corporate bonds and notes: 21.85%
Basic materials: 0.19%
Chemicals: 0.14%
Celanese U.S. Holdings LLC	6.50	4-15-2030	595,000	610,175
Iron/steel: 0.05%
Cleveland-Cliffs, Inc.144A	4.88	3-1-2031	210,000	195,253
Communications: 3.46%
Internet: 1.25%
Alphabet, Inc.	5.65	2-15-2056	440,000	437,404
Amazon.com, Inc.	4.25	3-13-2031	705,000	697,105
Amazon.com, Inc.	4.88	3-13-2036	665,000	657,002
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 3

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet(continued)
Amazon.com, Inc.	5.80%	3-13-2056	$820,000	$820,782
Meta Platforms, Inc.	4.55	5-15-2031	710,000	707,503
Meta Platforms, Inc.	5.25	5-15-2036	485,000	484,590
Meta Platforms, Inc.	5.40	8-15-2054	615,000	550,560
Meta Platforms, Inc.	5.63	11-15-2055	515,000	474,877
Meta Platforms, Inc.	6.30	5-15-2056	325,000	327,929
Wayfair LLC144A	6.75	11-15-2032	100,000	101,582
				5,259,334
Media: 1.04%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	785,000	655,692
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	4-1-2031	540,000	482,485
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	285,000	165,797
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	455,000	289,063
Comcast Corp.	2.94	11-1-2056	815,000	457,077
Comcast Corp.	2.99	11-1-2063	500,000	268,036
Discovery Global Holdings, Inc.	4.28	3-15-2032	421,000	372,042
News Corp.144A	3.88	5-15-2029	1,015,000	984,153
News Corp.144A	5.13	2-15-2032	300,000	294,273
Time Warner Cable LLC	5.50	9-1-2041	515,000	444,366
				4,412,984
Telecommunications: 1.17%
AT&T, Inc.	3.55	9-15-2055	1,230,000	804,181
AT&T, Inc.	5.25	10-30-2036	460,000	455,394
AT&T, Inc.	5.70	11-1-2054	460,000	433,899
AT&T, Inc.	6.20	10-30-2056	510,000	513,338
HUT 8 DC LLC144A	6.19	11-15-2042	330,000	333,936
Level 3 Financing, Inc.144A	7.00	3-31-2034	415,000	430,142
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	88,000	88,359
SV RNO Property Owner 1 LLC144A	5.88	3-1-2031	570,000	562,844
Verizon Communications, Inc.	5.00	1-15-2036	755,000	741,451
Verizon Communications, Inc. (5 Year Treasury Constant Maturity+2.04%)±	6.20	5-14-2056	345,000	350,198
WULF Compute LLC144A	7.75	10-15-2030	225,000	236,421
				4,950,163
Consumer, cyclical: 1.78%
Airlines: 0.40%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	567,705	559,772
Delta Air Lines Pass-Through Trust Series 2020-AA Class AA	2.00	6-10-2028	46,979	45,491
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	837,500	838,211
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	223,104	231,392
				1,674,866
See accompanying notes to portfolio of investments
4 | Allspring Core Plus ETF

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto manufacturers: 0.71%
Ford Motor Credit Co. LLC	4.00%	11-13-2030	$810,000	$765,278
Ford Motor Credit Co. LLC	5.13	11-5-2026	390,000	391,004
Hyundai Capital America144A	4.50	9-18-2030	410,000	403,738
Hyundai Capital America144A	5.30	3-19-2027	185,000	186,386
Hyundai Capital America144A	5.40	6-23-2032	480,000	489,550
Hyundai Capital America144A	5.65	6-26-2026	110,000	110,108
Hyundai Capital America144A	5.80	4-1-2030	645,000	665,137
				3,011,201
Home builders: 0.24%
Century Communities, Inc.144A	6.63	9-15-2033	880,000	872,642
LGI Homes, Inc.144A	8.75	12-15-2028	130,000	134,790
				1,007,432
Housewares: 0.06%
Newell Brands, Inc.	6.38	5-15-2030	245,000	241,732
Retail: 0.17%
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	90,000	89,673
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	145,000	145,020
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	505,000	508,852
				743,545
Toys/games/hobbies: 0.20%
Mattel, Inc.	5.45	11-1-2041	265,000	243,549
Mattel, Inc.144A	5.88	12-15-2027	595,000	595,021
				838,570
Consumer, non-cyclical: 2.39%
Agriculture: 0.09%
BAT Capital Corp.	4.76	9-6-2049	420,000	354,170
Reynolds American, Inc.	7.00	8-4-2041	30,000	32,756
				386,926
Beverages: 0.11%
Maple Parent Holdings Corp.144A	5.70	3-26-2036	465,000	469,932
Commercial services: 0.79%
Block, Inc.144A	6.00	8-15-2033	365,000	365,092
GEO Group, Inc.	8.63	4-15-2029	210,000	218,977
GEO Group, Inc.	10.25	4-15-2031	70,000	75,857
Global Payments, Inc.	4.88	11-15-2030	780,000	767,645
Global Payments, Inc.	4.88	3-17-2031	100,000	120,516
Global Payments, Inc.	5.20	11-15-2032	725,000	711,598
Global Payments, Inc.	5.95	8-15-2052	430,000	407,625
Mobility Global, Inc.144A	5.45	6-15-2031	375,000	379,274
Upbound Group, Inc.144A	6.38	2-15-2029	285,000	282,061
				3,328,645
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 5

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Food: 0.15%
Mars, Inc.144A	5.70%	5-1-2055	$655,000	$646,131
Healthcare-products: 0.62%
Abbott Laboratories	4.65	3-15-2036	725,000	704,635
Abbott Laboratories	5.50	3-15-2056	890,000	868,774
Medline Borrower LP144A	3.88	4-1-2029	875,000	851,552
VSP Optical Group, Inc.144A	5.40	6-1-2033	200,000	200,177
				2,625,138
Healthcare-services: 0.34%
DaVita, Inc.144A	6.75	7-15-2033	445,000	459,878
UnitedHealth Group, Inc.	4.75	5-15-2052	250,000	214,771
UnitedHealth Group, Inc.	5.05	4-15-2053	480,000	429,389
UnitedHealth Group, Inc.	5.63	7-15-2054	330,000	320,425
				1,424,463
Pharmaceuticals: 0.29%
Eli Lilly & Co.	5.65	10-15-2065	580,000	577,631
EMD Finance LLC144A	4.38	10-15-2030	680,000	671,593
				1,249,224
Energy: 1.54%
Energy-alternate sources: 0.04%
TerraForm Power Operating LLC144A	4.75	1-15-2030	193,000	186,370
Oil & gas: 0.10%
APA Corp.	5.25	2-1-2042	133,000	115,675
ConocoPhillips Co.	5.65	1-15-2065	315,000	304,714
				420,389
Oil & gas services: 0.41%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	5.00	6-15-2036	1,525,000	1,502,037
Schlumberger Holdings Corp.144A	4.85	5-15-2033	245,000	244,497
				1,746,534
Pipelines: 0.99%
Energy Transfer LP	5.95	5-15-2054	735,000	709,474
Energy Transfer LP	6.20	4-1-2055	270,000	269,100
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	260,000	276,609
Harvest Midstream I LP144A	6.75	5-15-2034	550,000	564,668
Harvest Midstream I LP144A	7.50	5-15-2032	140,000	145,465
MPLX LP	5.30	4-1-2036	340,000	336,264
Prairie Acquiror LP144A	9.00	8-1-2029	320,000	333,552
South Bow USA Infrastructure Holdings LLC	5.03	10-1-2029	670,000	674,435
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	590,000	593,648
See accompanying notes to portfolio of investments
6 | Allspring Core Plus ETF

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Venture Global LNG, Inc.144A	9.50%	2-1-2029	$165,000	$179,643
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	95,000	93,817
				4,176,675
Financial: 8.63%
Banks: 3.12%
Bank of America Corp. (5 Year Treasury Constant Maturity+1.20%)±	2.48	9-21-2036	660,000	575,961
Bank of America Corp. (U.S. SOFR+1.57%)±	5.49	4-23-2037	325,000	323,508
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52	10-25-2035	640,000	644,894
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	255,000	256,160
Bank of America Corp. (U.S. SOFR 3 Month+1.84%)±	3.82	1-20-2028	250,000	249,198
Bank of America Corp. Series OO (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63	5-1-2030	510,000	527,082
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.63	2-15-2031	805,000	817,215
Depository Trust Co.144A	4.55	3-27-2031	415,000	413,670
Goldman Sachs Group, Inc. (U.S. SOFR+0.96%)±	4.52	1-21-2032	620,000	610,431
Goldman Sachs Group, Inc. (U.S. SOFR+0.99%)±	4.59	4-20-2030	610,000	607,947
Goldman Sachs Group, Inc. (U.S. SOFR+1.03%)±%%	4.97	6-3-2032	395,000	395,930
Goldman Sachs Group, Inc. (U.S. SOFR+1.25%)±	2.38	7-21-2032	765,000	676,436
Goldman Sachs Group, Inc. (U.S. SOFR+1.31%)±%%	5.43	6-3-2037	250,000	251,321
JPMorgan Chase & Co. (U.S. SOFR+0.84%)±	4.35	1-22-2032	385,000	378,421
JPMorgan Chase & Co. (U.S. SOFR+1.02%)±	2.07	6-1-2029	650,000	619,999
JPMorgan Chase & Co. (U.S. SOFR+1.26%)±	5.15	4-23-2037	1,760,000	1,749,241
JPMorgan Chase & Co. (U.S. SOFR+1.45%)±	5.30	7-24-2029	350,000	355,264
Morgan Stanley Private Bank NA (U.S. SOFR+1.08%)±	4.73	7-18-2031	800,000	797,890
Morgan Stanley (U.S. SOFR+1.20%)±	2.51	10-20-2032	355,000	314,654
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	210,000	211,922
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	195,000	197,008
Morgan Stanley (U.S. SOFR+1.71%)±	5.52	11-19-2055	325,000	315,020
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	565,000	570,015
Morgan Stanley (U.S. SOFR+1.76%)±	5.66	4-17-2036	80,000	82,333
Morgan Stanley (U.S. SOFR+1.83%)±	6.41	11-1-2029	460,000	478,310
Pinnacle Financial Partners, Inc. (U.S. SOFR+1.70%)±	5.60	5-19-2032	250,000	251,260
Wells Fargo & Co. (U.S. SOFR 3 Month+4.50%)±	5.01	4-4-2051	605,000	543,420
				13,214,510
Diversified financial services: 1.46%
Aircastle Ltd.144A	5.95	2-15-2029	440,000	451,350
Ares Finance Co. II LLC144A	3.25	6-15-2030	400,000	374,222
Capital One Financial Corp. (U.S. SOFR+1.51%)±	5.40	1-30-2037	1,210,000	1,194,484
Citadel Finance LLC144A	5.15	2-14-2031	485,000	474,387
Citadel Finance LLC144A	5.90	2-10-2030	605,000	610,838
Computershare U.S., Inc.	1.13	10-7-2031	100,000	102,035
Equitable America Global Funding144A	4.95	6-9-2030	1,140,000	1,142,415
Gabx Leasing LLC144A	4.63	4-15-2031	315,000	310,882
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 7

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
LSEG U.S. Fin Corp.144A	5.25%	3-23-2036	$375,000	$373,961
PRA Group, Inc.144A	5.00	10-1-2029	200,000	189,001
TPG Operating Group II LP	5.88	3-5-2034	365,000	373,581
United Wholesale Mortgage LLC144A	5.50	4-15-2029	148,000	141,358
Western Union Co.	4.75	6-15-2029	445,000	441,879
				6,180,393
Insurance: 2.86%
Asurion LLC/Asurion Co-Issuer, Inc.144A	8.00	12-31-2032	485,000	505,752
Athene Global Funding144A	5.03	7-17-2030	530,000	525,639
Athene Global Funding144A	5.54	8-22-2035	680,000	671,302
Chubb INA Holdings LLC	5.30	5-20-2036	630,000	638,916
Cincinnati Financial Corp.	6.13	11-1-2034	545,000	574,913
Corebridge Global Funding144A	4.55	1-9-2031	585,000	576,333
Global Atlantic Fin Co.144A	7.95	6-15-2033	395,000	438,869
Global Atlantic Fin Co. (5 Year Treasury Constant Maturity+3.55%)144A±	7.25	3-1-2056	455,000	452,336
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	370,000	301,495
Lincoln Financial Global Funding144A	4.95	5-21-2031	295,000	294,273
Loews Corp.	4.94	4-1-2036	650,000	634,293
MetLife, Inc. (5 Year Treasury Constant Maturity+1.82%)±	5.85	3-15-2056	665,000	657,516
New York Life Insurance Co.144A	3.75	5-15-2050	355,000	261,480
New York Life Insurance Co.144A	5.88	5-15-2033	660,000	689,348
Northwestern Mutual Life Insurance Co.144A	3.45	3-30-2051	925,000	638,298
Northwestern Mutual Life Insurance Co.144A	6.17	5-29-2055	415,000	430,452
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	470,000	452,733
Protective Life Corp.144A	4.70	1-15-2031	405,000	399,927
Protective Life Corp.144A	5.35	12-15-2035	475,000	469,229
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.04%)±	3.70	10-1-2050	495,000	455,604
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.16%)±	5.13	3-1-2052	185,000	181,371
RGA Global Funding144A	4.60	11-25-2030	555,000	549,414
RGA Global Funding144A	5.05	12-6-2031	725,000	725,478
Transatlantic Holdings, Inc.	8.00	11-30-2039	210,000	254,680
Unum Group144A	4.05	8-15-2041	375,000	304,410
				12,084,061
Investment Companies: 0.49%
Ares Capital Corp. BDC	5.10	1-15-2031	460,000	447,272
Ares Capital Corp. BDC	5.50	9-1-2030	460,000	455,254
Ares Capital Corp. BDC	5.88	3-1-2029	270,000	272,888
Ares Strategic Income Fund BDC	5.70	3-15-2028	345,000	345,264
Blue Owl Capital Corp. BDC	5.95	3-15-2029	525,000	525,196
				2,045,874
See accompanying notes to portfolio of investments
8 | Allspring Core Plus ETF

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Real estate: 0.18%
CBRE Services, Inc.	4.90%	1-15-2033	$365,000	$360,046
CBRE Services, Inc.	5.50	6-15-2035	405,000	409,920
				769,966
REITs: 0.52%
Alexandria Real Estate Equities, Inc.	5.15	4-15-2053	460,000	405,032
Alexandria Real Estate Equities, Inc.	5.25	3-15-2036	295,000	289,624
Essential Properties LP	2.95	7-15-2031	605,000	546,612
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	99,000	102,533
Piedmont Operating Partnership LP	2.75	4-1-2032	150,000	127,520
Piedmont Operating Partnership LP	9.25	7-20-2028	270,000	294,048
Vornado Realty LP	5.75	2-1-2033	435,000	433,604
				2,198,973
Industrial: 0.53%
Building materials: 0.02%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	115,000	70,091
Engineering & construction: 0.27%
Jacobs Solutions, Inc.	4.75	3-3-2031	790,000	781,305
Jacobs Solutions, Inc.	5.38	3-3-2036	395,000	386,681
				1,167,986
Trucking & leasing: 0.24%
FTAI Aviation Investors LLC144A	7.00	6-15-2032	985,000	1,017,666
Technology: 1.60%
Computers: 0.19%
Booz Allen Hamilton, Inc.	5.95	8-4-2033	280,000	286,346
Hewlett Packard Enterprise Co.	5.60	10-15-2054	580,000	534,948
				821,294
Semiconductors: 0.50%
Entegris, Inc.144A	4.75	4-15-2029	745,000	740,105
Foundry JV Holdco LLC144A	6.20	1-25-2037	525,000	553,853
Intel Corp.	2.80	8-12-2041	195,000	136,864
Intel Corp.	3.25	11-15-2049	405,000	266,151
Intel Corp.	5.30	5-15-2036	420,000	419,468
				2,116,441
Software: 0.91%
Cloud Software Group, Inc.144A	8.25	6-30-2032	480,000	471,244
Fidelity National Information Services, Inc.	4.55	3-10-2029	535,000	532,067
Oracle Corp.	3.85	4-1-2060	410,000	247,582
Oracle Corp.	4.45	9-26-2030	350,000	339,346
Oracle Corp.	4.55	2-4-2029	345,000	341,553
Oracle Corp.	5.70	2-4-2036	1,110,000	1,090,547
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 9

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Software(continued)
Oracle Corp.	5.95%	9-26-2055		$610,000	$533,413
Oracle Corp.	6.70	2-4-2056		290,000	279,303
					3,835,055
Utilities: 1.73%
Electric: 1.62%
AEP Transmission Co. LLC	5.25	6-1-2036		330,000	332,235
Basin Electric Power Cooperative144A	5.85	10-15-2055		605,000	599,107
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055		200,000	204,832
Duke Energy Corp.	3.85	6-15-2034		100,000	116,568
Duke Energy Indiana LLC	5.40	4-1-2053		305,000	288,517
Entergy Louisiana LLC	5.65	4-15-2056		485,000	473,480
Entergy Mississippi LLC	5.80	4-15-2055		255,000	254,062
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054		460,000	479,075
Niagara Mohawk Power Corp.144A	6.00	7-3-2055		1,055,000	1,048,383
PacifiCorp	5.45	4-15-2033		505,000	513,929
PacifiCorp	5.80	1-15-2055		390,000	372,403
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		498,000	507,154
San Diego Gas & Electric Co. Series EEEE	5.95	3-15-2056		325,000	329,063
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055		475,000	479,925
Southern California Edison Co.	3.65	2-1-2050		290,000	200,479
Southern California Edison Co.	5.75	4-15-2054		310,000	287,479
Vistra Operations Co. LLC144A	5.00	7-31-2027		365,000	364,771
					6,851,462
Gas: 0.11%
Brooklyn Union Gas Co.144A	6.39	9-15-2033		445,000	473,888
Total corporate bonds and notes (Cost $92,476,649)					92,453,342
Foreign corporate bonds and notes: 1.93%
Basic materials: 0.06%
Chemicals: 0.06%
INEOS Finance PLC	6.63	5-15-2028	EUR	231,000	271,744
Communications: 0.58%
Media: 0.07%
Ziggo BV	2.88	1-15-2030	EUR	270,000	298,221
Telecommunications: 0.51%
British Telecommunications PLC	3.13	2-11-2032	EUR	195,000	223,044
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	100,000	142,192
Chorus Ltd.	3.53	11-26-2032	EUR	211,000	243,328
Fibercop SpA	1.63	1-18-2029	EUR	130,000	143,469
Koninklijke KPN NV	3.88	7-3-2031	EUR	100,000	119,524
SES SA (EURIBOR ICE Swap Rate 11:00am+3.23%)±	5.50	9-12-2054	EUR	255,000	301,224
TDC Net AS	6.50	6-1-2031	EUR	250,000	319,894
See accompanying notes to portfolio of investments
10 | Allspring Core Plus ETF

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Telecommunications(continued)
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14%	2-3-2030	EUR	200,000	$247,664
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	360,000	392,280
					2,132,619
Consumer, cyclical: 0.12%
Auto manufacturers: 0.06%
RCI Banque SA	3.63	11-3-2032	EUR	200,000	228,939
Entertainment: 0.03%
Universal Music Group NV	4.00	6-13-2031	EUR	115,000	137,098
Leisure time: 0.03%
TUI AG	5.88	3-15-2029	EUR	110,000	130,698
Consumer, non-cyclical: 0.15%
Agriculture: 0.03%
BAT International Finance PLC	2.25	1-16-2030	EUR	100,000	112,448
Commercial services: 0.08%
Nexi SpA	2.13	4-30-2029	EUR	150,000	168,145
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	135,000	162,394
					330,539
Food: 0.04%
Market Bidco Finco PLC	5.50	11-4-2027	GBP	140,000	187,683
Energy: 0.05%
Oil & gas: 0.05%
Aker BP ASA	1.13	5-12-2029	EUR	200,000	219,178
Financial: 0.52%
Banks: 0.38%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	200,000	234,577
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	200,000	246,402
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	100,000	121,567
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	100,000	123,685
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	100,000	122,105
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	400,000	502,718
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	100,000	122,051
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	125,000	156,999
					1,630,104
Insurance: 0.03%
AXA SA	3.63	1-10-2033	EUR	100,000	118,713
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 11

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Real estate: 0.11%
Aroundtown SA	3.50%	5-13-2030	EUR	200,000	$228,813
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	200,000	230,650
					459,463
Government securities: 0.05%
Multi-national: 0.05%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	230,000	227,918
Technology: 0.04%
Computers: 0.04%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	135,000	153,258
Utilities: 0.36%
Electric: 0.09%
Enel Finance International NV	4.00	2-20-2031	EUR	100,000	119,701
Iberdrola Finanzas SA (EURIBOR ICE Swap Rate 11:00am+1.36%)ʊ±	3.75	8-5-2031	EUR	100,000	114,307
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	105,000	133,755
					367,763
Gas: 0.20%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	150,000	165,874
Centrica PLC (UK Gilts 5 Year+2.51%)±	6.50	5-21-2055	GBP	500,000	679,561
					845,435
Water: 0.07%
Holding d’Infrastructures des Metiers de l’Environnement SAS	4.88	10-24-2029	EUR	265,000	315,887
Total foreign corporate bonds and notes (Cost $7,711,697)					8,167,708
Foreign government bonds: 4.92%
Australia: 0.66%
Australia	1.50	6-21-2031	AUD	2,805,000	1,743,418
Australia	2.25	5-21-2028	AUD	1,540,000	1,059,833
					2,803,251
Belgium: 0.23%
Kingdom of Belgium144A	3.40	6-22-2036	EUR	830,000	964,253
Brazil: 0.51%
Brazil	10.00	1-1-2031	BRL	12,500,000	2,168,320
Chile: 0.10%
Republic of Chile144A	4.70	9-1-2030	CLP	380,000,000	419,908
Colombia: 0.47%
Colombia TES	5.75	11-3-2027	COP	8,200,000,000	1,998,694
See accompanying notes to portfolio of investments
12 | Allspring Core Plus ETF

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Czech Republic: 0.23%
Czech Republic	5.00%	9-30-2030	CZK	19,930,000	$987,551
France: 0.48%
French Republic144A	0.10	7-25-2036	EUR	993,341	1,013,519
French Republic144A	2.70	2-25-2031	EUR	880,000	1,015,535
					2,029,054
Germany: 0.36%
Bundesobligation	2.50	4-16-2031	EUR	875,000	1,014,517
Bundesschatzanweisungen	2.50	6-14-2028	EUR	445,000	518,720
					1,533,237
Italy: 0.24%
Italy	2.20	2-28-2028	EUR	865,000	1,001,205
Mexico: 0.24%
Mexico	8.50	2-28-2030	MXN	17,800,000	1,030,679
South Africa: 0.25%
Republic of South Africa	8.00	1-31-2030	ZAR	16,900,000	1,048,019
Spain: 0.49%
Spain	2.60	5-31-2031	EUR	1,775,000	2,048,962
United Kingdom: 0.66%
U.K. Gilts	4.38	3-7-2028	GBP	380,000	513,166
U.K. Gilts	4.38	3-7-2030	GBP	852,000	1,150,858
U.K. Gilts	4.75	10-22-2035	GBP	840,000	1,126,324
					2,790,348
Total foreign government bonds (Cost $20,677,032)					20,823,481

	Shares
Investment companies: 2.74%
Exchange-traded funds: 2.74%
iShares Broad USD High Yield Corporate Bond ETF	81,852	3,042,439
State Street SPDR Portfolio High Yield Bond ETF	14,268	335,726
Vanguard Intermediate-Term Corporate Bond ETF	58,733	4,866,029
Vanguard Short-Term Corporate Bond ETF	42,071	3,331,602
Total investment companies (Cost $11,554,158)		11,575,796

			Principal
Loans: 0.00%
Consumer, cyclical: 0.00%
Airlines: 0.00%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.44	4-1-2031	$14,700	14,566
Total loans (Cost $14,607)				14,566
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 13

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities: 5.62%
1345 Trust Series 2025-AOA Class A (U.S. SOFR 1 Month+1.60%)144A±	5.23%	6-15-2042	$750,000	$749,996
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	742,670	745,570
A&D Mortgage Trust Series 2024-NQM6 Class A2144A±±	5.92	1-25-2070	839,827	843,808
A&D Mortgage Trust Series 2025-NQM3 Class A1144A±±	5.37	8-25-2070	364,460	364,248
A&D Mortgage Trust Series 2026-NQM1 Class A1144A±±	4.91	2-25-2071	331,721	328,520
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	1,004,376	879,754
Angel Oak Mortgage Trust Series 2025-1 Class A1144A±±	5.69	1-25-2070	747,013	751,025
BAHA Trust Series 2024-MAR Class B144A±±	6.84	12-10-2041	1,000,000	1,031,532
BHMS Commercial Mortgage Trust Series 2025-ATLS Class B (U.S. SOFR 1 Month+2.55%)144A±	6.18	8-15-2042	210,000	210,263
BOCA Commercial Mortgage Trust Series 2025-BOCA Class C (U.S. SOFR 1 Month+2.15%)144A±	5.78	12-15-2042	100,000	100,188
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	1,300,000	1,230,049
BX Trust Series 2025-DELC Class C (U.S. SOFR 1 Month+2.20%)144A±	5.83	12-15-2042	1,025,000	1,028,841
BX Trust Series 2025-VOLT Class B (U.S. SOFR 1 Month+2.10%)144A±	5.73	12-15-2044	840,000	840,525
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	721,208	690,442
EFMT Series 2025-NQM3 Class A1144A±±	5.49	8-25-2070	665,293	666,921
FS Trust Series 2026-HULA Class B (U.S. SOFR 1 Month+1.65%)144A±	5.28	3-15-2041	545,000	545,681
GCAT Trust Series 2026-NQM2 Class A1144A±±	5.45	2-25-2071	1,941,440	1,945,706
Harvest Commercial Capital Loan Trust Series 2024-1 Class A	6.16	10-25-2056	976,834	989,042
HAVN Trust Series 2025-MOB Class A (U.S. SOFR 1 Month+1.70%)144A±	5.33	10-15-2035	320,000	319,000
JPMorgan Mortgage Trust Series 2025-7MPR Class A1D144A±±	5.32	2-25-2056	806,499	804,746
JPMorgan Mortgage Trust Series 2025-CES1 Class A3144A±±	6.07	5-25-2055	1,000,000	1,007,135
Mill City Mortgage Loan Trust Series 2026-R1 Class A1144A±±	5.46	10-25-2062	1,917,295	1,916,938
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	1,320,000	1,242,810
Morgan Stanley Residential Mortgage Loan Trust Series 2025- NQM5 Class A1144A±±	5.44	7-25-2070	360,689	361,133
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	4.69	1-15-2036	212,379	206,274
PRKCM Trust Series 2022-AFC1 Class A1A144A±±	5.10	4-25-2057	554,209	549,771
RCKT Mortgage Trust Series 2024-CES9 Class A1A144A±±	5.58	12-25-2044	132,372	132,878
ROCK Trust Series 2024-CNTR Class A144A	5.39	11-13-2041	1,000,000	1,014,078
ROCK Trust Series 2024-CNTR Class B144A	5.93	11-13-2041	225,000	229,450
SDAL Trust Series 2025-DAL Class A (U.S. SOFR 1 Month+2.44%)144A±	6.07	4-15-2042	760,000	760,949
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.39	1-5-2043	100,000	73,243
SWCH Commercial Mortgage Trust Series 2025-DATA Class B (U.S. SOFR 1 Month+1.84%)144A±	5.47	2-15-2042	1,000,000	992,500
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	200,000	200,225
Total non-agency mortgage-backed securities (Cost $23,757,376)				23,753,241
See accompanying notes to portfolio of investments
14 | Allspring Core Plus ETF

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities: 14.99%
U.S. Treasury Bonds	2.88%	5-15-2043	$335,000	$255,621
U.S. Treasury Bonds	3.00	2-15-2049	360,000	260,522
U.S. Treasury Bonds	3.88	5-15-2043	270,000	237,579
U.S. Treasury Bonds	4.38	8-15-2043	315,000	294,906
U.S. Treasury Bonds	4.63	5-15-2044	420,000	403,889
U.S. Treasury Bonds	4.63	11-15-2044	520,000	498,713
U.S. Treasury Bonds	4.63	11-15-2055	2,514,000	2,373,373
U.S. Treasury Bonds	4.75	2-15-2056	2,400,000	2,313,000
U.S. Treasury Bonds	5.00	5-15-2045	3,907,000	3,922,720
U.S. Treasury Bonds##	5.00	5-15-2046	25,000,000	25,070,312
U.S. Treasury Inflation-Indexed Notes	1.88	1-15-2036	1,186,576	1,169,959
U.S. Treasury Notes	3.88	4-15-2029	5,910,000	5,881,835
U.S. Treasury Notes	3.88	5-15-2029	1,260,000	1,253,995
U.S. Treasury Notes	4.13	5-31-2031	6,563,000	6,558,898
U.S. Treasury Notes	4.13	11-15-2032	2,876,000	2,855,666
U.S. Treasury Notes	4.38	5-15-2036	10,137,000	10,084,731
Total U.S. Treasury securities (Cost $62,966,759)				63,435,719
Yankee corporate bonds and notes: 9.39%
Basic materials: 0.06%
Mining: 0.06%
Glencore Finance Canada Ltd.144A	6.90	11-15-2037	240,000	266,674
Communications: 0.50%
Media: 0.01%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	31,000	26,975
Telecommunications: 0.49%
Nokia Oyj	6.63	5-15-2039	285,000	302,544
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	431,000	446,931
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.84%)±	6.88	7-31-2056	530,000	538,777
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%)±	6.63	6-9-2056	420,000	418,698
TELUS Corp. (5 Year Treasury Constant Maturity+2.71%)±	7.00	10-15-2055	370,000	380,840
				2,087,790
Consumer, cyclical: 0.65%
Airlines: 0.05%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	210,000	211,374
Apparel: 0.09%
Gildan Activewear, Inc.144A	5.40	10-7-2035	380,000	373,305
Leisure time: 0.51%
Carnival Corp. Ltd.144A	6.13	2-15-2033	890,000	901,381
Royal Caribbean Cruises Ltd.	5.25	2-27-2038	440,000	426,146
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 15

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time(continued)
Royal Caribbean Cruises Ltd.144A	5.63%	9-30-2031	$130,000	$131,141
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	675,000	684,299
				2,142,967
Consumer, non-cyclical: 0.11%
Beverages: 0.11%
Becle SAB de CV144A	2.50	10-14-2031	540,000	462,532
Energy: 1.06%
Oil & gas: 0.97%
Aker BP ASA144A	5.80	10-1-2054	320,000	301,045
BP Capital Markets PLC (5 Year Treasury Constant Maturity+2.15%)ʊ±	6.45	12-1-2033	465,000	488,589
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	1,110,000	1,093,575
Eni SpA144A	5.25	5-18-2036	450,000	445,884
Eni SpA144A	6.00	5-18-2056	235,000	234,414
Harbour Energy PLC144A	6.33	4-1-2035	915,000	942,116
Santos Finance Ltd.144A	5.75	11-13-2035	595,000	602,123
				4,107,746
Pipelines: 0.09%
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	60,000	65,449
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	295,000	297,600
				363,049
Financial: 5.94%
Banks: 4.55%
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	420,000	416,623
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	245,000	243,256
Banco Santander SA	5.44	7-15-2031	430,000	442,009
Bank of Ireland Group PLC (U.S. SOFR+1.16%)144A±	5.00	11-12-2032	505,000	504,581
Bank of Montreal Series J (U.S. SOFR+0.96%)±%%	4.88	6-2-2032	205,000	205,228
Bank of Montreal Series J (U.S. SOFR+1.21%)±%%	5.30	6-2-2037	620,000	620,942
Banque Federative du Credit Mutuel SA144A	5.19	2-16-2028	650,000	657,865
Barclays PLC (U.S. SOFR+1.51%)±	5.21	2-24-2037	310,000	301,807
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico144A%%	5.40	6-3-2031	410,000	410,340
BNP Paribas SA (5 Year Treasury Constant Maturity+2.85%)144Aʊ±	6.88	12-15-2033	815,000	809,643
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	385,000	403,644
Canadian Imperial Bank of Commerce (U.S. SOFR+0.79%)±	4.28	1-29-2030	1,000,000	990,977
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	1,080,000	1,086,395
Credit Agricole SA (U.S. SOFR+1.36%)144A±	4.82	9-25-2033	525,000	513,874
See accompanying notes to portfolio of investments
16 | Allspring Core Plus ETF

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Credit Agricole SA (U.S. SOFR+1.46%)144A±	5.22%	5-27-2031	$975,000	$985,637
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	690,000	707,610
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	635,000	634,715
Deutsche Bank AG (U.S. SOFR+1.10%)±	4.47	12-10-2031	1,035,000	1,018,380
DNB Bank ASA (U.S. SOFR+1.13%)144A±	4.83	3-30-2032	1,270,000	1,265,512
HSBC Holdings PLC (U.S. SOFR+1.57%)±	5.24	5-13-2031	840,000	850,681
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	215,000	215,450
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.92%)±	4.85	4-21-2032	245,000	244,635
National Australia Bank Ltd. (1 Year Treasury Constant Maturity+1.18%)144A±%%	5.63	6-4-2037	745,000	745,952
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	520,000	471,708
NatWest Markets PLC144A	1.60	9-29-2026	245,000	243,071
NatWest Markets PLC144A	4.65	3-27-2029	840,000	841,624
NatWest Markets PLC144A	4.89	3-27-2031	670,000	671,327
Royal Bank of Canada (U.S. SOFR+0.84%)±	4.40	4-17-2030	395,000	392,808
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	515,000	511,967
UBS Group AG (1 Year Treasury Constant Maturity+2.05%)144A±	4.70	8-5-2027	315,000	315,075
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	81,000	80,688
UBS Group AG (U.S. SOFR+1.73%)144A±	3.09	5-14-2032	790,000	725,188
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	705,000	720,552
				19,249,764
Diversified financial services: 0.45%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	505,000	523,448
Avolon Holdings Funding Ltd.144A	2.75	2-21-2028	210,000	203,156
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	380,000	381,514
Avolon Holdings Funding Ltd.144A	5.75	3-1-2029	225,000	229,986
Brookfield Asset Management Ltd.	5.30	1-15-2036	180,000	176,656
Brookfield Asset Management Ltd.	6.08	9-15-2055	390,000	394,465
				1,909,225
Insurance: 0.65%
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	780,000	812,780
Aspen Insurance Holdings Ltd.	5.75	7-1-2030	435,000	448,644
Nippon Life Insurance Co.144A	4.75	4-2-2031	495,000	495,483
RenaissanceRe Holdings Ltd.	5.75	6-5-2033	290,000	297,907
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 17

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
RenaissanceRe Holdings Ltd.	5.80%	4-1-2035	$205,000	$210,847
Sompo Holdings, Inc. (1 Year Treasury Constant Maturity+2.13%)144A±	5.41	4-22-2037	495,000	488,086
				2,753,747
Private equity: 0.14%
Brookfield Finance, Inc.	5.33	1-15-2036	585,000	577,964
REITs: 0.15%
Equinix Asia Financing Corp. Pte. Ltd.	4.40	3-15-2031	645,000	633,498
Government securities: 0.33%
Multi-national: 0.33%
African Export-Import Bank144A	3.80	5-17-2031	710,000	643,301
Banque Ouest Africaine de Developpement144A	4.70	10-22-2031	305,000	280,589
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	480,000	477,316
				1,401,206
Industrial: 0.45%
Electronics: 0.10%
Flex Ltd.	5.38	11-13-2035	435,000	428,267
Engineering & construction: 0.13%
CIMIC Finance Ltd.144A	6.00	4-22-2036	295,000	292,141
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	255,000	272,823
				564,964
Trucking & leasing: 0.22%
SMBC Aviation Capital Finance DAC144A	5.25	11-26-2035	405,000	398,087
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	520,000	526,976
				925,063
Utilities: 0.29%
Electric: 0.29%
Comision Federal de Electricidad144A	3.35	2-9-2031	820,000	737,250
Comision Federal de Electricidad144A	3.88	7-26-2033	495,000	429,331
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75	6-15-2076	75,000	75,017
				1,241,598
Total yankee corporate bonds and notes (Cost $39,614,535)				39,727,708
Yankee government bonds: 1.57%
Argentina: 0.27%
Argentinaøø	0.75	7-9-2030	244,800	213,270
Argentinaøø	4.13	7-9-2035	180,000	138,510
City of Buenos Aires144A	7.80	11-26-2033	370,000	382,036
Province of Santa Fe144A	8.10	12-11-2034	435,000	428,475
				1,162,291
See accompanying notes to portfolio of investments
18 | Allspring Core Plus ETF

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Bermuda: 0.05%
Bermuda144A	3.38%	8-20-2050	$285,000	$193,940
Israel: 0.43%
Israel	4.50	1-13-2031	810,000	794,732
Israel	5.75	3-12-2054	635,000	605,113
Israel	5.88	1-13-2056	450,000	435,449
				1,835,294
Ivory Coast: 0.10%
Ivory Coast144A	8.25	1-30-2037	400,000	441,794
Mexico: 0.48%
Mexico	4.75	3-8-2044	145,000	116,725
Mexico	5.63	9-22-2035	480,000	464,640
Mexico	6.00	5-7-2036	255,000	254,179
Mexico	6.13	2-9-2038	380,000	372,590
Mexico	6.35	2-9-2035	470,000	478,671
Mexico	3.77	5-24-2061	565,000	339,000
				2,025,805
Panama: 0.10%
Panama	2.25	9-29-2032	480,000	403,680
Peru: 0.04%
Fondo MIVIVIENDA SA144A	5.40	3-31-2031	150,000	150,421
Trinidad and Tobago: 0.10%
Trinidad & Tobago144A	6.50	1-28-2036	410,000	422,538
Total yankee government bonds (Cost $6,526,504)				6,635,763

	Yield	Shares
Short-term investments: 14.77%
Investment companies: 6.51%
Allspring Government Money Market Fund Select Class♠∞##	3.56	27,557,077	27,557,077

				Principal
U.S. Treasury securities: 8.26%
U.S. Treasury Bills☼		1.76	6-2-2026	$15,000,000	14,998,514
U.S. Treasury Bills☼		3.33	6-16-2026	10,000,000	9,984,851
U.S. Treasury Bills☼		3.43	6-25-2026	10,000,000	9,975,803
					34,959,168
Total short-term investments (Cost $62,517,086)					62,516,245
Total investments in securities (Cost $479,888,802)	113.76%				481,328,121
Other assets and liabilities, net	(13.76)				(58,224,459)
Total net assets	100.00%				$423,103,662

See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 19

Portfolio of investments—May 31, 2026 (unaudited)

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
##	All or a portion of this security is segregated as collateral for when-issued securities.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CLP	Chile peso
COP	Colombian peso
CZK	Czech Republic koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
MXN	Mexican peso
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,580,005	$227,350,607	$(211,373,535)	$0	$0	$27,557,077	27,557,077	$299,512
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	2,145,637	COP	7,994,000,000	Morgan Stanley, Inc.	6-9-2026	$0	$(18,697)
USD	14,187,841	EUR	12,040,000	Bank of New York Mellon Corp.	6-11-2026	138,645	0
USD	81,343	EUR	70,000	Bank of New York Mellon Corp.	6-11-2026	0	(339)
USD	483,179	EUR	415,000	Bank of New York Mellon Corp.	6-11-2026	0	(1,074)
USD	1,054,137	SEK	9,880,000	Bank of New York Mellon Corp.	6-18-2026	0	(16,817)
SEK	5,130,000	USD	554,550	Bank of New York Mellon Corp.	6-18-2026	1,522	0
SEK	4,750,000	USD	513,517	Bank of New York Mellon Corp.	6-18-2026	1,364	0
USD	1,053,602	ZAR	17,330,000	Morgan Stanley, Inc.	6-18-2026	0	(13,756)
USD	995,401	CZK	21,170,000	Goldman Sachs International	6-30-2026	0	(21,671)
USD	1,828,980	MXN	33,292,000	Bank of New York Mellon Corp.	6-30-2026	0	(86,747)
See accompanying notes to portfolio of investments
20 | Allspring Core Plus ETF

Portfolio of investments—May 31, 2026 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
MXN	15,260,000	USD	880,145	State Street Bank & Trust Co.	6-30-2026	$0	$(2,037)
USD	437,622	CLP	390,000,000	State Street Bank & Trust Co.	7-13-2026	0	(681)
USD	2,675,775	AUD	3,695,000	Morgan Stanley, Inc.	7-20-2026	22,519	0
USD	19,165	AUD	27,000	Bank of New York Mellon Corp.	7-20-2026	0	(222)
USD	1,695,369	BRL	8,555,000	State Street Bank & Trust Co.	8-7-2026	25,903	0
USD	3,310,506	GBP	2,450,000	Bank of New York Mellon Corp.	8-18-2026	11,658	0
USD	516,614	GBP	385,000	Bank of New York Mellon Corp.	8-18-2026	0	(1,777)
						$201,611	$(163,818)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	161	9-21-2026	$17,648,292	$17,682,328	$34,036	$0
Ultra U.S. Treasury Bond	21	9-21-2026	2,396,015	2,402,531	6,516	0
2-Year U.S. Treasury Notes	453	9-30-2026	93,478,217	93,572,812	94,595	0
5-Year U.S. Treasury Notes	5	9-30-2026	535,321	536,055	734	0
Short
5-Year Euro-BOBL Futures	(9)	6-8-2026	(1,230,304)	(1,218,876)	11,428	0
10-Year Euro BUND	(10)	9-8-2026	(1,471,630)	(1,476,662)	0	(5,032)
2-Year Euro SCHATZ	(4)	9-8-2026	(493,699)	(494,320)	0	(621)
Ultra 10-Year U.S. Treasury Notes	(32)	9-21-2026	(3,580,918)	(3,586,500)	0	(5,582)
					$147,309	$(11,235)
Centrally cleared credit default swap contracts
Reference index	Fixed rate	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX North American High Yield Series 46	5.00%	Quarterly	6-20-2031	USD	1,851,300	$172,211	$113,164	$59,047	$0
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 21

Notes to portfolio of investments—May 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
22 | Allspring Core Plus ETF

Notes to portfolio of investments—May 31, 2026 (unaudited)
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
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Notes to portfolio of investments—May 31, 2026 (unaudited)
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
24 | Allspring Core Plus ETF

Notes to portfolio of investments—May 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$116,537,143	$0	$116,537,143
Asset-backed securities	0	35,687,409	0	35,687,409
Corporate bonds and notes	0	92,453,342	0	92,453,342
Foreign corporate bonds and notes	0	8,167,708	0	8,167,708
Foreign government bonds	0	20,823,481	0	20,823,481
Investment companies	11,575,796	0	0	11,575,796
Loans	0	14,566	0	14,566
Non-agency mortgage-backed securities	0	23,753,241	0	23,753,241
U.S. Treasury securities	63,435,719	0	0	63,435,719
Yankee corporate bonds and notes	0	39,727,708	0	39,727,708
Yankee government bonds	0	6,635,763	0	6,635,763
Short-term investments
Investment companies	27,557,077	0	0	27,557,077
U.S. Treasury securities	34,959,168	0	0	34,959,168
	137,527,760	343,800,361	0	481,328,121
Forward foreign currency contracts	0	201,611	0	201,611
Futures contracts	147,309	0	0	147,309
Swap contracts	0	59,047	0	59,047
Total assets	$137,675,069	$344,061,019	$0	$481,736,088
Liabilities
Forward foreign currency contracts	$0	$163,818	$0	$163,818
Futures contracts	11,235	0	0	11,235
Total liabilities	$11,235	$163,818	$0	$175,053
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of May 31, 2026, $1,140,000 was segregated as cash collateral for these open futures contracts and $133,325 was segregated as cash collateral for swap contracts. The Fund also had $150,000 segregated as cash collateral for open forward foreign currency contracts.
At May 31, 2026, the Fund did not have any transfers into/out of Level 3.
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